Pay vs Performance Disclosure number in Millions	12 Months Ended
	Jun. 27, 2025 USD ($)	Jun. 28, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jul. 01, 2022 USD ($)	Jul. 02, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	The amounts reported below as CAP, which are disclosed in accordance with the PVP rules, were not considered as part of this process.

Fiscal Year							Value of Initial Fixed $100 Investment Based on:		Net Income(4)	Adjusted EBITDA(5)
	Summary Compensation Table Total for Current PEO(1)	CAP to Current PEO(1)(2)	Summary Compensation Table Total for Former PEO(1)	CAP to Former PEO(1)(2)	Average Summary Compensation Table Total for Other NEOs(1)	Average CAP to Other NEOs(1)(2)	Company Total Shareholder Return(3)	SPADE® Defense Index Total Shareholder Return(3)
2025	$10,229,945	$29,935,050	$—	$—	$3,016,828	$2,848,525	$66.46	$254.87	$(37.9)	$119.4
2024	22,422,508	12,414,985	—	—	2,663,671	1,306,384	33.58	186.03	(137.6)	9.4
2023	255,967	92,270	836,533	(22,242,077)	813,657	(1,656,080)	43.06	152.99	(28.3)	132.3
2022	—	—	18,859,871	22,797,417	4,959,848	7,195,351	79.73	128.13	11.3	200.5
2021	—	—	4,949,119	1,559,821	1,709,461	597,369	82.20	136.60	62.0	201.9

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote	The PEOs and Other NEOs whose compensation is reported in the table above include the current and former officers disclosed in the table below.

Fiscal Year
Covered Officer or Group	Name	NEO Title as of Current or Most Recent Proxy Statement	2025	2024	2023	2022	2021
Current PEO	William L. Ballhaus	Chairman, President, and Chief Executive Officer	X	X	X
Former PEO	Mark Aslett	Former President and Chief Executive Officer			X	X	X
Current Employees:
Other NEOs	David E. Farnsworth	EVP, Chief Financial Officer	X	X
	Stuart H. Kupinsky	EVP, Chief Legal Officer, and Corporate Secretary	X	X
	Steven V. Ratner	EVP, Chief Human Resources Officer	X	X
Former Employees:
	Charles R. Wells, IV	Former EVP, Chief Operating Officer	X	X	X	X
	Christopher C. Cambria	Former EVP, General Counsel, and Secretary		X			X
	Allen Couture	Former EVP, Execution Excellence		X
	Michele M. McCarthy	Former SVP, Chief Accounting Officer, Interim Chief Financial Officer,and Interim Treasurer		X	X
	Christine Harbison	Former EVP, Chief Growth Officer			X
	Michael D. Ruppert	Former EVP, Chief Financial Officer and Treasurer			X	X	X
	James M. Stevison	Former EVP, President of Mission Systems			X	X
	Thomas Huber	Former EVP, Chief Transformation Officer				X
	Didier M.C. Thibaud	Former EVP, Chief Operating Officer					X

Peer Group Issuers, Footnote	Total shareholder returns ("TSRs") are based on an initial $100 investment in each of Mercury common stock and the SPADE® Defense Index, measured on a cumulative basis from July 2, 2020 through the last trading day of each covered fiscal year. We use the SPADE® Defense Index both as a performance modifier under our PSUs granted in fiscal 2025 and in the stock performance graph required by Item 201(e) of Regulation S-K included in our annual report to shareholders.
Adjustment To PEO Compensation, Footnote	CAP reflects the total compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted in accordance with the table below.

Covered Officer or Group	Fiscal Year	Summary Compensation Table Total	Deduction of Stock Awards Included in Summary Compensation Table Total	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year	Fair Value at End of Prior Fiscal Year of Equity Awards Forfeited in Covered Fiscal Year(a)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Fiscal Year	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Compensation Actually Paid
Current PEO	2025	$10,229,945	$(7,553,696)	$12,380,380	$14,597,592	$—	$—	$280,829	$29,935,050
	2024	22,422,508	(20,906,346)	10,905,058	—	—	—	(6,235)	12,414,985
	2023	255,967	(190,967)	137,530	(55,394)	—	—	(54,866)	92,270
Former PEO	2023	836,533	—	—	—	(21,075,879)	—	(2,002,731)	(22,242,077)
	2022	18,859,871	(16,981,781)	21,054,950	671,932	—	—	(807,555)	22,797,417
	2021	4,949,119	(3,732,297)	4,049,633	(3,677,514)	—	—	(29,120)	1,559,821
Other NEOs (group average)	2025	3,016,828	(2,145,561)	2,292,775	(203,578)	(246,427)	—	134,488	2,848,525
	2024	2,663,671	(1,776,823)	887,740	(319,226)	(170,680)	41,529	(19,827)	1,306,384
	2023	813,657	(361,958)	277,383	(875,095)	(1,313,428)	—	(196,639)	(1,656,080)
	2022	4,959,848	(2,745,023)	4,992,208	54,101	—	—	(65,783)	7,195,351
	2021	1,709,461	(1,078,205)	665,928	(693,131)	—	—	(6,684)	597,369
(a)    Amounts reported in this column for fiscal 2025 represent the fair value of unvested LTI awards forfeited by Mr. Wells in his resignation from the Company on April 4, 2025.

Non-PEO NEO Average Total Compensation Amount	$ 3,016,828	$ 2,663,671	$ 813,657	$ 4,959,848	$ 1,709,461
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,848,525	1,306,384	(1,656,080)	7,195,351	597,369
Adjustment to Non-PEO NEO Compensation Footnote	CAP reflects the total compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted in accordance with the table below.

Covered Officer or Group	Fiscal Year	Summary Compensation Table Total	Deduction of Stock Awards Included in Summary Compensation Table Total	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year	Fair Value at End of Prior Fiscal Year of Equity Awards Forfeited in Covered Fiscal Year(a)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Fiscal Year	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Compensation Actually Paid
Current PEO	2025	$10,229,945	$(7,553,696)	$12,380,380	$14,597,592	$—	$—	$280,829	$29,935,050
	2024	22,422,508	(20,906,346)	10,905,058	—	—	—	(6,235)	12,414,985
	2023	255,967	(190,967)	137,530	(55,394)	—	—	(54,866)	92,270
Former PEO	2023	836,533	—	—	—	(21,075,879)	—	(2,002,731)	(22,242,077)
	2022	18,859,871	(16,981,781)	21,054,950	671,932	—	—	(807,555)	22,797,417
	2021	4,949,119	(3,732,297)	4,049,633	(3,677,514)	—	—	(29,120)	1,559,821
Other NEOs (group average)	2025	3,016,828	(2,145,561)	2,292,775	(203,578)	(246,427)	—	134,488	2,848,525
	2024	2,663,671	(1,776,823)	887,740	(319,226)	(170,680)	41,529	(19,827)	1,306,384
	2023	813,657	(361,958)	277,383	(875,095)	(1,313,428)	—	(196,639)	(1,656,080)
	2022	4,959,848	(2,745,023)	4,992,208	54,101	—	—	(65,783)	7,195,351
	2021	1,709,461	(1,078,205)	665,928	(693,131)	—	—	(6,684)	597,369
(a)    Amounts reported in this column for fiscal 2025 represent the fair value of unvested LTI awards forfeited by Mr. Wells in his resignation from the Company on April 4, 2025.

Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates the relationship between the Combined CAP for our PEOs, the Average CAP for Other NEOs and the total shareholder returns set forth in the Pay Versus Performance Table for our five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart illustrates the relationship between the Combined CAP for our PEOs, the Average CAP for Other NEOs and our net income results as set forth in the Pay Versus Performance Table for our five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart illustrates the relationship between the Combined CAP for our PEOs, the Average CAP for Other NEOs and our Adjusted EBITDA results as set forth in the Pay Versus Performance Table for our five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
The following chart illustrates the relationship between the Combined CAP for our PEOs, the Average CAP for Other NEOs and the total shareholder returns set forth in the Pay Versus Performance Table for our five most recently completed fiscal years.

Tabular List, Table

Most Important Financial Performance Measures for Fiscal 2024
Adjusted EBITDA	Revenue	Adjusted Free Cash Flow
Three-Year Adjusted EBITDA Margin	Three-Year Revenue Growth

Total Shareholder Return Amount	$ 66.46	33.58	43.06	79.73	82.20
Peer Group Total Shareholder Return Amount	254.87	186.03	152.99	128.13	136.60
Net Income (Loss)	$ (37,900,000)	$ (137,600,000)	$ (28,300,000)	$ 11,300,000	$ 62,000,000.0
Company Selected Measure Amount	119.4	9.4	132.3	200.5	201.9
Additional 402(v) Disclosure	Amounts reported in millions.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We have designated adjusted EBITDA as our Company-Selected Measure under the PVP Rules, which is reported in this table in millions. Adjusted EBITDA is the principal financial measure used under our AIP to align annual payouts with performance. Adjusted EBITDA is a non-GAAP financial measure that excludes the effects of pre-established categories of items that the Human Capital and Compensation Committee believes are not reflective of operating performance. These categories are identical to the adjustments that we use for the external reporting of our adjusted EBITDA results in our periodic earnings releases. For a further discussion, see "Compensation Discussion and Analysis—Elements of Fiscal 2025 Target Pay—Annual Incentives" and "Appendix B: Reconciliation of GAAP Measures to Non-GAAP Measures." The Committee does not consider the calculation of CAP as part of its executive compensation determinations; accordingly, the Committee does not actually use any financial performance measure specifically to link CAP to Company performance.
Measure:: 2
Pay vs Performance Disclosure
Name	Three-Year Adjusted EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Three-Year Revenue Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
William L. Ballhaus [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,229,945	$ 22,422,508	$ 255,967
PEO Actually Paid Compensation Amount	$ 29,935,050	$ 12,414,985	$ 92,270
PEO Name	William L. Ballhaus	William L. Ballhaus	William L. Ballhaus
Mark Aslett [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 836,533	$ 18,859,871	$ 4,949,119
PEO Actually Paid Compensation Amount			$ (22,242,077)	$ 22,797,417	$ 1,559,821
PEO Name			Mark Aslett	Mark Aslett	Mark Aslett
PEO | William L. Ballhaus [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,553,696)	$ (20,906,346)	$ (190,967)
PEO | William L. Ballhaus [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,380,380	10,905,058	137,530
PEO | William L. Ballhaus [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,597,592	0	(55,394)
PEO | William L. Ballhaus [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | William L. Ballhaus [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	280,829	(6,235)	(54,866)
PEO | William L. Ballhaus [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mark Aslett [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	$ (16,981,781)	$ (3,732,297)
PEO | Mark Aslett [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	21,054,950	4,049,633
PEO | Mark Aslett [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	671,932	(3,677,514)
PEO | Mark Aslett [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Mark Aslett [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,002,731)	(807,555)	(29,120)
PEO | Mark Aslett [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(21,075,879)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,145,561)	(1,776,823)	(361,958)	(2,745,023)	(1,078,205)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,292,775	887,740	277,383	4,992,208	665,928
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(203,578)	(319,226)	(875,095)	54,101	(693,131)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	41,529	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,488	(19,827)	(196,639)	(65,783)	(6,684)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (246,427)	$ (170,680)	$ (1,313,428)	$ 0	$ 0